UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2000

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
                        [        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Target Investors, Inc.
Address:      15 River Road; Suite 220
              Wilton, CT  06897

13F File Number:    28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:         Robert Zuccaro
Title:        President
Phone:        203-761-9600


   Robert Zuccaro        Wilton, Connecticut            April 25, 2000


Report Type  (check only one):

[  x  ]       13F Holdings Report

[      ] 13F Notice

[      ] 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


Name of                           Fair Mkt
Issuer             Class           Cuscip No.      Value (mm)        Shares

Applied Micro      Common    03822W109      45.2      301,000

Oracle             Common    68389X105      33.6      430,000

Applied Materials  Common    038222105      32.8      348,000

SDL           Common    784076101      32.4      152,000

DII Group          Common    232949107      29.5      260,500

Xilinx             Common    983919101      28.6      345,000

Scientific Atlanta Common    808655104      27.5      434,000

Vishay Intertech   Common    928298108      27.2      488,300

ADC Telecom        Common    000886101      26.7      495,000

Broadcom      Common    111320107      26.4      108,500

Corning Inc.       Common    219350105      26.3      135,600

Veritas Software   Common    923436109      25.9      197,800

PMC-Sierra         Common    69344F106      23.7      116,200

Amkor         Common    031652100      18.6      351,000

                        TOTAL             $404.4          4,162,900
